Financial risk management objectives and policies - continuing designated hedge relationships (Details) € in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, kr in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 24, 2021 EUR (€)	Nov. 30, 2021 EUR (€)	Dec. 31, 2023 USD ($) EUR (€) SEK (kr) CNY (¥) ¥ / $ € / $ kr / $ JPY (¥) GBP (£) ¥ / $ Option £ / $	Dec. 31, 2022 USD ($) € / $ GBP (£) ¥ / $ EUR (€) CNY (¥) JPY (¥) ¥ / $	Dec. 31, 2021 USD ($) JPY (¥) ¥ / $ ¥ / $ GBP (£) EUR (€) € / $ CNY (¥)	Jun. 03, 2021 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
Hedge ratio for group's existing hedge relationships			1
Number of derivative options held during the year | Option			0
Non-callable bond, 0.375% due 2029
Disclosure of detailed information about hedging instruments [line items]
Notional amount | €						€ 800
Borrowings, interest rate						0.375%
Interest rate swaps | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness			$ 0	$ 0	$ 0
Interest rate swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness			0	0	0
Interest rate swaps | Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness			$ 0	$ 0	$ 0
Cross currency interest rate swap - Euro bond | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | €			3,200	1,700	1,700
Carrying value			$ 49	$ (160)	$ (43)
Average USD FX rate | € / $			1.10	1.14	1.14
Average pay interest rate			3.80%	2.85%	2.85%
Cross currency interest rate swap - Euro bond | Cash flow hedges | Foreign currency and interest rate risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			$ 34	$ 27	$ 46
Fair value (gain)/loss deferred to OCI			(210)	118	182
Fair value loss recycled to the Income statement			139	(111)	(201)
Other comprehensive income, closing balance			$ (37)	$ 34	$ 27
Cross currency interest rate swap - JPY investment | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | ¥			58,300	58,300	58,300
Carrying value			$ 100	$ 55	$ 62
Average USD FX rate | ¥ / $			108.03	108.03	108.03
Average pay interest rate			1.53%	1.53%	1.53%
Cross currency interest rate swap - JPY investment | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			$ (55)	$ (62)	$ (19)
Fair value (gain)/loss deferred to OCI			(45)	7	(43)
Other comprehensive income, closing balance			$ (100)	$ (55)	$ (62)
Cross currency interest rate swap - CNY investment | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | ¥			458	458	458
Carrying value			$ (1)	$ (4)	$ (2)
Average USD FX rate | ¥ / $			6.68	6.68	6.68
Average pay interest rate			4.80%	4.80%	4.80%
Cross currency interest rate swap - CNY investment | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			$ 4	$ 2	$ 2
Fair value (gain)/loss deferred to OCI			(3)	2
Other comprehensive income, closing balance			$ 1	$ 4	$ 2
FX Forwards short term FX risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency			2,009
FX Forwards short term FX risk | Cash flow hedges | Sweden, Kronor
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | kr			9,778
Average USD FX rate | kr / $			9.9869
FX Forwards short term FX risk | Cash flow hedges | JPY
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | ¥			24,351
Average USD FX rate | ¥ / $			141.4050
FX Forwards short term FX risk | Cash flow hedges | United Kingdom, Pounds
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | £			428
Average USD FX rate | £ / $			0.7844
FX Forwards short term FX risk | Cash flow hedges | Euro Member Countries, Euro
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | €			228
Average USD FX rate | € / $			0.9036
FX Forwards short term FX risk | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency			2,009	1,126	1,220
Carrying value			$ 15	$ (12)	$ 12
FX Forwards short term FX risk | Cash flow hedges | Foreign currency and interest rate risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			12	(12)	(5)
Fair value (gain)/loss deferred to OCI			(33)	(14)
Fair value loss recycled to the Income statement			6	38	(7)
Other comprehensive income, closing balance			(15)	12	(12)
Transactions matured pre 2021 | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance				(565)	(565)
Other comprehensive income, closing balance					(565)
Transactions matured pre 2022 | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			(527)	(527)
Other comprehensive income, closing balance				(527)	$ (527)
Transactions matured pre 2023 | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			(527)
Other comprehensive income, closing balance			$ (527)	$ (527)
Foreign currency borrowing - GBP investment | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | £			350	350	350
Carrying value			$ 444	$ 420	$ 470
Average pay interest rate			5.75%	5.75%	5.75%
Foreign currency borrowing - GBP investment | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			$ (288)	$ (238)	$ (233)
Fair value (gain)/loss deferred to OCI			24	(50)	(5)
Other comprehensive income, closing balance			$ (264)	(288)	$ (238)
Derivatives related to foreign currency borrowings - EUR investment 450 million notional amount | Net investment hedges | Non-callable bond, 0.375% due 2029
Disclosure of detailed information about hedging instruments [line items]
Hedged item, liabilities | €	€ 250
Maturity of hedging instrument | €	€ 450
Derivatives related to foreign currency borrowings - EUR investment 450 million notional amount | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | €					450
Average pay interest rate					0.88%
Maturity of hedging instrument | €		€ 450
Derivatives related to foreign currency borrowings - EUR investment 450 million notional amount | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance				$ 38	$ 85
Fair value (gain)/loss deferred to OCI					(47)
Other comprehensive income, closing balance					$ 38
Derivatives related to foreign currency borrowings - EUR investment 800 million notional amount | Net investment hedges | Non-callable bond, 0.375% due 2029
Disclosure of detailed information about hedging instruments [line items]
Hedged item, liabilities | €						€ 550
Derivatives related to foreign currency borrowings - EUR investment 800 million notional amount | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency | €			800	800	800
Carrying value			$ 881	$ 846	$ 898
Average pay interest rate			0.38%	0.38%	0.38%
Derivatives related to foreign currency borrowings - EUR investment 800 million notional amount | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			$ (102)	$ (50)
Fair value (gain)/loss deferred to OCI			33	(52)	$ (50)
Other comprehensive income, closing balance			$ (69)	$ (102)	$ (50)
Contingent consideration liabilities and Acerta Pharma put option liability - AZUK and AZAB USD investments | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amounts in local currency			1,937	2,093	2,658
Carrying value			$ (1,937)	$ (2,093)	$ (2,658)
Contingent consideration liabilities and Acerta Pharma put option liability - AZUK and AZAB USD investments | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance			2,216	1,832	1,411
Fair value (gain)/loss deferred to OCI			(81)	384	421
Other comprehensive income, closing balance			$ 2,135	$ 2,216	$ 1,832